Related Parties - Summary of Compensation to Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,829	$ 1,098
Share-based compensation	3,221	433
Total	$ 5,050	$ 1,531